Revenue and Segment Information - Schedule of Revenue from Major Customers (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Offering of Farm Solutions [Member] | Customer A [Member]
Offering of farm solutions
Revenue from major customers	[1]
Offering of Farm Solutions [Member] | Customer B [Member]
Offering of farm solutions
Revenue from major customers			[1]	34.70%
Offering of Farm Solutions [Member] | Customer C [Member]
Offering of farm solutions
Revenue from major customers	[2]		[1]	21.70%
Offering of Farm Solutions [Member] | Customer D [Member]
Offering of farm solutions
Revenue from major customers			[1]	21.10%
Offering of Farm Solutions [Member] | Customer E [Member]
Offering of farm solutions
Revenue from major customers			[1]	10.80%
Offering of Farm Solutions [Member] | Customer F [Member]
Offering of farm solutions
Revenue from major customers		42.70%			[1]
Sales of Fresh Produce [Member] | Customer G [Member]
Offering of farm solutions
Revenue from major customers	[3]	19.50%			[1]
Sales of Fresh Produce [Member] | Customer H [Member]
Offering of farm solutions
Revenue from major customers	[1]
Sales of Fresh Produce [Member] | Customer I [Member]
Offering of farm solutions
Revenue from major customers		14.60%			[1]
Sales of Fresh Produce [Member] | Customer J [Member]
Offering of farm solutions
Revenue from major customers		14.00%			[1]

[1]	The corresponding revenue did not contribute over 10.0% of the total revenue of the Group in the particular period.
[2]	Customer C is a related party of the Group.
[3]	Customer G was a related party of the Group during the year ended December 31, 2023. It ceased to be a related party of the Group in January 2024.